Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 27, 2014 item	Mar. 29, 2014
Use of Estimates
Number of indicators of impairment for goodwill, intangible, and long-lived assets	0
Fair Value of Certain Financial Assets and Liabilities
Financial assets requiring fair value measurements on a recurring basis	$ 0	$ 0
Financial liabilities requiring fair value measurements on a recurring basis	$ 0	$ 0